CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 4,640	€ 4,060
Cost of sales	(3,049)	(3,021)
Gross profit	1,591	1,039
Selling expenses	(1,637)	(1,448)
Administrative expenses	(1,677)	(1,483)
Research and development expenses	(1,441)	(1,604)
Other operating expenses	(158)	(101)
Other operating income	2,204	914
Operating loss	(1,118)	(2,683)
Finance expense	(1,048)	(5,801)
Finance income	1,399	103
Financial result	351	(5,698)
Loss before income taxes	(767)	(8,381)
Income tax (expense) income	14	52
Net loss	(753)	(8,329)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(88)	(171)
Total comprehensive loss	(841)	(8,500)
Loss attributable to:
Owner of the Company	(688)	(8,303)
Non-controlling interests	(65)	(26)
Net loss	(753)	(8,329)
Total comprehensive loss attributable to:
Owner of the Company	(776)	(8,474)
Non-controlling interests	(65)	(26)
Total comprehensive loss	€ (841)	€ (8,500)
Weighted average number of shares outstanding - basic (in shares)	7,026,711	5,503,378
Loss per share - basic (in EUR per share)	€ (0.10)	€ (1.51)